DESCRIPTION OF THE PLAN - Core Contribution (Details) - TD 401(k) Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Core contribution	$ 90,112,589	$ 86,107,520
Years of Age +Years of Service, Less than 35
EBP, Description of Plan [Line Items]
Core contribution as percentage of eligible compensation	2.00%
Years of Age +Years of Service, 35 - 44
EBP, Description of Plan [Line Items]
Core contribution as percentage of eligible compensation	2.50%
Years of Age +Years of Service, 45 - 54
EBP, Description of Plan [Line Items]
Core contribution as percentage of eligible compensation	3.00%
Years of Age +Years of Service, 55 - 64
EBP, Description of Plan [Line Items]
Core contribution as percentage of eligible compensation	4.00%
Years of Age +Years of Service, 65 - 69
EBP, Description of Plan [Line Items]
Core contribution as percentage of eligible compensation	5.00%
Years of Age +Years of Service, 70 or more
EBP, Description of Plan [Line Items]
Core contribution as percentage of eligible compensation	6.00%